Benefit Obligations (Schedule of Percentage of US and International Fair Value of Plan Assets) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	83.00%	82.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of US and international fair value of plan assets	17.00%	18.00%